EQUITY (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity
Schedule of shareholder ownership
	Shares	Percentage
Ordinary shares held by CNEW	30,000,000	66.2%
Other shareholders	15,297,900	33.8%
Ordinary shares outstanding	45,297,900	100%

	Shares	Percentage
Ordinary shares held by public stockholders	3,915,956	8.7%
Ordinary shares issued to the sponsor and its permitted transferees	3,421,000	7.6%
Ordinary shares issued to forward purchasers and permitted transferees	6,074,000	13.5%
Ordinary shares issued to the subscribers and their permitted transferees	1,711,000	3.8%
Ordinary shares held by CNEW	30,000,000	66.5%
Parent ordinary shares outstanding	45,121,956	100%

Schedule of income statement of fair value

	Per Share	Per Share	Assuming Real Redemption
(in thousands except for share data)	Value USD	Value EUR (*)	Shares	Fair Value (in USD)	Fair Value (in EUR)
Class A common shares	$9.42	€8.29	8,407,025	$79,194	€69,695
Warrants	$1.66	€1.46	6,435,000	$10,682	€9,450
			14,842,025	$89,876	€79,145
Fair Value					€43,300
Excess of fair value (listing costs)					€35,845

	Per Share	Per Share	Assuming Real Redemption
(in thousands except for share data)	Value USD	Value EUR (*)	Shares	Fair Value (in USD)	Fair Value (in EUR)
Class A common shares	$9.42	€8.29	8,407,025	$79,194	€69,695
Warrants	$1.66	€1.46	6,435,000	$10,682	€9,450
			14,842,025	$89,876	€79,145
Fair Value					€43,300
Excess of fair value (listing costs)					€35,845

Schedule of warrant liabilities

	Shares	Cash USD	Cash Euro	Issued Capital (EUR)	Share Premium (EUR)	Total Equity (EUR)
Total shares after redemptions	8,407,025	$49,177	€43,300	€8,407	€61,288	€69,695
Additional shares issued to PIPE investors	6,714,931	$67,149	€59,124	€6,715	€52,410	€59,124
Total shares issued to DD3 shareholders	15,121,956	$116,326	€102,424	€15,122	€113,698	€128,819

(*)	Spot rate to convert from USD to EUR as of November 30, 2021 was €0.8805 per US$1.00.

	Shares	Cash USD	Cash Euro	Issued Capital (EUR)	Share Premium (EUR)	Total Equity (EUR)
Total shares after redemptions	8,407,025	$49,177	€43,300	€8,407	€61,288	€69,695
Additional shares issued to PIPE investors	6,714,931	$67,149	€59,124	€6,715	€52,410	€59,124
Total shares issued to DD3 shareholders	15,121,956	$116,327	€102,425	€15,122	€113,697	€128,819

(*)	Spot rate to convert from USD to EUR as of November 30, 2021 was €0.8805 per US$1.00.

Schedule of Share Premium
Thousands of EUR
Transaction costs supported by CNEW	4,648
% equity interest held by DD3 (33%)	1,557
Attributable transaction costs to share premium	1,557

Thousands of EUR
Transaction costs supported by CNEW	4,648
% equity interest held by DD3 (33%)	1,557
Attributable transaction costs to share premium	1,557